FINANCIAL INSTRUMENTS (Narrative) (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Weighted average cost of capital measurement	25.00%	26.70%
Cash flow projections of long-term growth rates	3.00%	3.00%